Significant Events in the Reporting Period (Details) $ / shares in Units, $ in Thousands		1 Months Ended
	May 11, 2023 USD ($) $ / shares shares	May 31, 2023 USD ($)	Feb. 16, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 19, 2020 ₪ / shares shares	Jan. 25, 2023 shares	Jan. 19, 2020 $ / shares
Significant Events in the Reporting Period (Details) [Line Items]
Total amount | $				$ 1,400
Purchase of ordinary shares | shares					195,448
Exercise price per share | (per share)	$ 0.84				₪ 0.01		$ 0.003
Ordinary shares issued | shares						195,448
Purchased switch yard system | $			$ 140,000
Aggregate gross proceeds | $		$ 6,000
Deducting commissions and offering expenses | $		$ 5,400
Purchase and sale of ordinary shares | shares	3,947,368
Warrants shares | shares	3,947,368
Private placement warrants initial exercise term.	5 years
Gross proceeds | $	$ 3,000
Warrant year	5 years
Warrant price, per share | $ / shares	$ 0.76
Knorr-Bremse [Member]
Significant Events in the Reporting Period (Details) [Line Items]
Exercise price per share | $ / shares	$ 0.84
Ordinary shares issued | shares	3,947,368
Gross proceeds | $	$ 3,000
Exercisable warrants shares | shares	3,947,368